Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on cash flow hedges, net of tax	$ 1
Accumulated cash flow hedge adjustment on hedged item included in carrying amount liabilities	$ 1	$ 1
Percentage change in rate of interest percentage	1.00%
Estimated increase decrease in annual interest expense	$ 2
Percentage of accounts receivable		10.00%
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(12)	$ 22
USD
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income, net of tax, on hedging instruments	66
Additional foreign exchange loss	3
Foreign exchange gain	1
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	$ 28
CAD
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible decrease in observable input assets	5.00%
ARS
Disclosure of detailed information about financial instruments [line items]
Additional foreign exchange loss	$ 2
Foreign exchange loss	$ 4
Weighted average [member] | Long-term debt - Notes [Member] | Discount rate, measurement input [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average discount rate	0.062
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entities revenue	10.00%	10.00%
Percentage of accounts receivable	10.00%
Top Of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Cumulative estimated gain losses on termination of forward contracts	$ 1
Gains (losses) on cash flow hedges, net of tax		$ 1